Equity - Earnings Per Common Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Basic and diluted shares outstanding
Weighted average Common Shares - basic	4,497,585	1,995,582	3,410,847	1,983,791	1,967,980	661,363
Effect of conversion of operating partnership units	125,000	0	125,000	0	125,000	0
Weighted average common shares - diluted	4,622,585	1,995,582	3,535,847	1,983,791	2,092,980	661,363
Calculation of earnings per share - basic and diluted
Net loss attributable to common shareholders	$ (606,206)	$ (373,512)	$ (2,351,840)	$ (1,324,474)	$ (2,743,323)	$ (847,919)
Weighted average Common Shares - basic and diluted	4,497,585	1,995,582	3,410,847	1,983,791	1,967,980	661,363
Earnings per share - basic and diluted	$ (0.13)	$ (0.19)	$ (0.69)	$ (0.67)	$ (1.39)	$ (1.28)